TAXATION - Reconciliation of tax rate and effective tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate	25.00%	25.00%	25.00%
Non-deductible expenses and non-taxable income incurred
Share-based compensation expenses	(89.00%)	(38.00%)	5.00%
Change in fair value of equity securities investments and exchangeable senior notes	(21.00%)	0.00%	(5.00%)
Gain on deconsolidation of a subsidiary	0.00%	15.00%	0.00%
Others	1.00%	3.00%	1.00%
R&D expense super deduction	65.00%	0.00%	0.00%
Effect of tax holiday	75.00%	27.00%	(8.00%)
Difference in tax rates of subsidiaries outside PRC	(37.00%)	(37.00%)	(1.00%)
Decrease/(increase) in valuation allowance	(76.00%)	(24.00%)	2.00%
Effective EIT rate (as a percent)	(57.00%)	(29.00%)	19.00%